Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 501,665	$ 494,123
Accumulated amortization	368,744	326,166
Amortized cost	132,921	167,957
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	198,240	190,043
Accumulated amortization	131,384	114,947
Expected useful lives, years	12 years
Customer Relations
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	160,331	160,726
Accumulated amortization	137,026	120,534
Expected useful lives, years	10 years
Trademarks And Other
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	143,094	143,354
Accumulated amortization	$ 100,334	$ 90,685
Expected useful lives, years	15 years